LVIP SSGA S&P 500 Index Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.59%
Aerospace & Defense–2.54%
Arconic	136,660	$ 2,611,573
Boeing	174,589	66,591,736
General Dynamics	91,480	15,485,735
Harris	38,758	6,190,040
Huntington Ingalls Industries	14,400	2,983,680
L3 Technologies	25,576	5,278,119
Lockheed Martin	81,402	24,433,624
Northrop Grumman	57,033	15,376,097
Raytheon	93,601	17,042,870
Textron	78,822	3,993,123
†TransDigm Group	16,000	7,263,840
United Technologies	269,561	34,743,717
		201,994,154
Air Freight & Logistics–0.61%
CH Robinson Worldwide	44,027	3,829,909
Expeditors International of Washington	57,676	4,377,608
FedEx	79,703	14,458,921
United Parcel Service Class B	231,624	25,881,666
		48,548,104
Airlines–0.40%
Alaska Air Group	39,500	2,216,740
American Airlines Group	134,800	4,281,248
Delta Air Lines	205,100	10,593,415
Southwest Airlines	164,481	8,538,209
†United Continental Holdings	75,200	5,999,456
		31,629,068
Auto Components–0.12%
Aptiv	86,624	6,885,742
BorgWarner	69,198	2,657,895
		9,543,637
Automobiles–0.37%
Ford Motor	1,284,502	11,277,927
General Motors	431,506	16,008,873
Harley-Davidson	57,393	2,046,634
		29,333,434
Banks–5.30%
Bank of America	2,979,401	82,201,673
BB&T	253,326	11,787,259
Citigroup	780,462	48,560,346
Citizens Financial Group	151,300	4,917,250
Comerica	53,152	3,897,105
Fifth Third Bancorp	258,267	6,513,494
First Republic Bank	55,400	5,565,484
Huntington Bancshares	350,920	4,449,666
JPMorgan Chase & Co.	1,085,760	109,911,485
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
KeyCorp	334,794	$ 5,273,005
M&T Bank	45,785	7,189,161
People's United Financial	126,417	2,078,295
PNC Financial Services Group	151,746	18,613,164
Regions Financial	339,914	4,809,783
SunTrust Banks	146,964	8,707,617
†SVB Financial Group	17,700	3,935,772
US Bancorp	499,456	24,068,785
Wells Fargo & Co.	1,358,382	65,637,018
Zions Bancorp	64,142	2,912,688
		421,029,050
Beverages–1.76%
Brown-Forman Class B	55,850	2,947,763
Coca-Cola	1,276,797	59,830,707
Constellation Brands Class A	54,635	9,579,155
Molson Coors Brewing Class B	59,917	3,574,049
†Monster Beverage	130,851	7,141,848
PepsiCo	466,775	57,203,276
		140,276,798
Biotechnology–2.33%
AbbVie	494,510	39,852,561
†Alexion Pharmaceuticals	73,305	9,909,370
Amgen	206,657	39,260,697
†Biogen	66,249	15,659,939
†Celgene	233,940	22,069,900
Gilead Sciences	425,349	27,651,938
†Incyte	58,100	4,997,181
†Regeneron Pharmaceuticals	25,562	10,496,268
†Vertex Pharmaceuticals	84,000	15,451,800
		185,349,654
Building Products–0.29%
Allegion	30,425	2,759,852
AO Smith	46,500	2,479,380
Fortune Brands Home & Security	49,400	2,351,934
Johnson Controls International	303,789	11,221,966
Masco	100,421	3,947,549
		22,760,681
Capital Markets–2.59%
Affiliated Managers Group	17,400	1,863,714
Ameriprise Financial	45,082	5,775,004
Bank of New York Mellon	299,103	15,083,764
BlackRock	40,591	17,347,376
Cboe Global Markets	36,400	3,474,016
Charles Schwab	395,125	16,895,545
LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
CME Group	117,653	$ 19,363,331
E*TRADE Financial	82,343	3,823,186
Franklin Resources	102,756	3,405,334
Goldman Sachs Group	113,686	21,826,575
Intercontinental Exchange	187,230	14,255,692
Invesco	132,339	2,555,466
Moody's	54,642	9,895,120
Morgan Stanley	429,820	18,138,404
MSCI	28,900	5,746,476
Nasdaq	37,777	3,305,110
Northern Trust	72,784	6,580,401
Raymond James Financial	42,000	3,377,220
S&P Global Inc	82,479	17,365,953
State Street	124,790	8,212,430
T. Rowe Price Group	79,235	7,933,008
		206,223,125
Chemicals–1.95%
Air Products & Chemicals	73,299	13,997,177
Albemarle	34,300	2,811,914
Celanese Class A	43,100	4,250,091
CF Industries Holdings	75,490	3,086,031
DowDuPont	754,282	40,210,773
Eastman Chemical	44,727	3,393,885
Ecolab	83,559	14,751,506
FMC	43,501	3,341,747
International Flavors & Fragrances	33,620	4,329,920
Linde	183,280	32,244,450
LyondellBasell Industries Class A	103,460	8,698,917
Mosaic	113,047	3,087,314
PPG Industries	78,856	8,900,477
Sherwin-Williams	26,816	11,549,919
		154,654,121
Commercial Services & Supplies–0.39%
Cintas	28,508	5,761,752
†Copart	67,900	4,114,061
Republic Services	71,537	5,750,144
Rollins	48,750	2,028,975
Waste Management	128,971	13,401,377
		31,056,309
Communications Equipment–1.23%
†Arista Networks	17,100	5,377,266
Cisco Systems	1,460,224	78,837,494
†F5 Networks	19,796	3,106,586
Juniper Networks	111,704	2,956,805
Motorola Solutions	53,302	7,484,667
		97,762,818
Construction & Engineering–0.08%
Fluor	46,937	1,727,282
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
Jacobs Engineering Group	40,434	$ 3,040,232
Quanta Services	51,987	1,961,989
		6,729,503
Construction Materials–0.12%
Martin Marietta Materials	20,000	4,023,600
Vulcan Materials	43,563	5,157,859
		9,181,459
Consumer Finance–0.66%
American Express	230,350	25,177,255
Capital One Financial	155,730	12,721,584
Discover Financial Services	109,211	7,771,455
Synchrony Financial	216,868	6,918,089
		52,588,383
Containers & Packaging–0.31%
Avery Dennison	28,643	3,236,659
Ball	109,456	6,333,124
International Paper	133,201	6,163,210
Packaging Corp. of America	30,400	3,021,152
Sealed Air	54,097	2,491,708
WestRock	80,918	3,103,206
		24,349,059
Distributors–0.10%
Genuine Parts	48,241	5,404,439
†LKQ	104,600	2,968,548
		8,372,987
Diversified Consumer Services–0.02%
H&R Block	64,514	1,544,465
		1,544,465
Diversified Financial Services–1.65%
†Berkshire Hathaway Class B	644,769	129,527,644
Jefferies Financial Group	96,725	1,817,463
		131,345,107
Diversified Telecommunication Services–2.02%
AT&T	2,416,540	75,782,694
CenturyLink	302,377	3,625,500
Verizon Communications	1,370,658	81,047,008
		160,455,202
Electric Utilities–1.97%
Alliant Energy	77,600	3,657,288
American Electric Power	162,078	13,574,032
Duke Energy	241,748	21,757,320
Edison International	107,104	6,631,880
Entergy	63,672	6,088,953

LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Evergy	86,399	$ 5,015,462
Eversource Energy	104,174	7,391,145
Exelon	323,356	16,209,836
FirstEnergy	168,806	7,024,018
NextEra Energy	159,058	30,749,093
Pinnacle West Capital	35,983	3,439,255
PPL	241,598	7,668,321
Southern	344,826	17,820,608
Xcel Energy	171,977	9,666,827
		156,694,038
Electrical Equipment–0.49%
AMETEK	75,400	6,255,938
Eaton	142,517	11,481,170
Emerson Electric	205,830	14,093,180
Rockwell Automation	39,190	6,876,277
		38,706,565
Electronic Equipment, Instruments & Components–0.46%
Amphenol Class A	99,032	9,352,582
Corning	263,160	8,710,596
FLIR Systems	43,950	2,091,141
†IPG Photonics	11,200	1,699,936
†Keysight Technologies	62,200	5,423,840
TE Connectivity	112,811	9,109,488
		36,387,583
Energy Equipment & Services–0.52%
Baker Hughes	165,197	4,579,261
Halliburton	288,037	8,439,484
Helmerich & Payne	34,308	1,906,152
National Oilwell Varco	124,690	3,321,742
Schlumberger	461,673	20,115,093
TechnipFMC	140,616	3,307,288
		41,669,020
Entertainment–1.70%
Activision Blizzard	255,100	11,614,703
†Netflix	144,900	51,665,544
†Take-Two Interactive Software	36,100	3,406,757
Viacom Class B	113,923	3,197,819
Walt Disney	586,335	65,100,775
		134,985,598
Equity Real Estate Investment Trusts–2.97%
Alexandria Real Estate Equities	37,900	5,403,024
American Tower	146,603	28,889,587
Apartment Investment & Management Class A	48,597	2,443,943
AvalonBay Communities	46,348	9,303,434
Boston Properties	50,312	6,735,770
Crown Castle International	138,465	17,723,520
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Digital Realty Trust	67,800	$ 8,068,200
Duke Realty	115,000	3,516,700
Equinix	27,742	12,571,565
Equity Residential	121,142	9,124,415
Essex Property Trust	21,700	6,276,508
Extra Space Storage	40,800	4,157,928
Federal Realty Investment Trust	24,600	3,391,110
Four Corners Property Trust	1	30
HCP	157,023	4,914,820
Host Hotels & Resorts	243,951	4,610,674
Iron Mountain	90,700	3,216,222
Kimco Realty	143,945	2,662,982
Macerich	36,410	1,578,373
Mid-America Apartment Communities	37,000	4,045,210
Prologis	206,988	14,892,787
Public Storage	49,251	10,725,883
Realty Income	101,800	7,488,408
Regency Centers	56,200	3,792,938
†SBA Communications	37,500	7,487,250
Simon Property Group	101,648	18,521,282
SL Green Realty	29,300	2,634,656
UDR	90,600	4,118,676
Ventas	117,195	7,478,213
Vornado Realty Trust	56,074	3,781,631
Welltower	129,001	10,010,478
Weyerhaeuser	247,707	6,524,602
		236,090,819
Food & Staples Retailing–1.45%
Costco Wholesale	146,348	35,436,705
Kroger	262,346	6,453,711
Sysco	157,218	10,495,874
Walgreens Boots Alliance	264,262	16,719,857
Walmart	472,495	46,082,437
		115,188,584
Food Products–1.13%
Archer-Daniels-Midland	183,023	7,893,782
Campbell Soup	62,850	2,396,471
Conagra Brands	156,252	4,334,430
General Mills	196,012	10,143,621
Hershey	46,230	5,308,591
Hormel Foods	87,072	3,897,343
JM Smucker	37,347	4,350,926
Kellogg	83,277	4,778,434
Kraft Heinz	204,424	6,674,444
Lamb Weston Holdings	48,500	3,634,590
McCormick & Co Non-Voting Shares	40,019	6,028,062
Mondelez International Class A	478,008	23,862,159

LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Tyson Foods Class A	96,950	$ 6,731,238
		90,034,091
Gas Utilities–0.05%
Atmos Energy	37,800	3,890,754
		3,890,754
Health Care Equipment & Supplies–3.46%
Abbott Laboratories	582,980	46,603,421
†ABIOMED	14,800	4,226,732
†Align Technology	23,600	6,710,188
Baxter International	162,722	13,230,926
Becton Dickinson & Co.	89,613	22,379,055
†Boston Scientific	461,887	17,727,223
Cooper	16,000	4,738,720
Danaher	208,801	27,565,908
Dentsply Sirona	73,175	3,628,748
†Edwards Lifesciences	68,716	13,147,432
†Hologic	88,100	4,264,040
†IDEXX Laboratories	28,400	6,350,240
†Intuitive Surgical	38,169	21,778,468
Medtronic	445,296	40,557,560
ResMed	46,400	4,824,208
Stryker	102,112	20,169,162
Teleflex	14,800	4,471,968
†Varian Medical Systems	29,532	4,185,275
Zimmer Biomet Holdings	66,490	8,490,773
		275,050,047
Health Care Providers & Services–2.71%
AmerisourceBergen	50,878	4,045,819
Anthem	84,988	24,389,856
Cardinal Health	101,061	4,866,087
†Centene	135,000	7,168,500
†Cigna	125,202	20,134,986
CVS Health	431,242	23,256,881
†DaVita	40,028	2,173,120
HCA Healthcare	88,300	11,512,554
†Henry Schein	50,100	3,011,511
Humana	45,132	12,005,112
†Laboratory Corp of America Holdings	33,347	5,101,424
McKesson	63,687	7,455,200
Quest Diagnostics	44,111	3,966,461
UnitedHealth Group	318,246	78,689,506
Universal Health Services Class B	27,300	3,651,921
†WellCare Health Plans	16,300	4,396,925
		215,825,863
Health Care Technology–0.08%
†Cerner	107,729	6,163,176
		6,163,176
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–1.82%
Carnival	131,691	$ 6,679,368
†Chipotle Mexican Grill	8,022	5,698,107
Darden Restaurants	40,130	4,874,591
Hilton Worldwide Holdings	97,500	8,103,225
Marriott International Class A	93,127	11,649,256
McDonald's	253,418	48,124,078
MGM Resorts International	168,100	4,313,446
†Norwegian Cruise Line Holdings	72,600	3,990,096
Royal Caribbean Cruises	56,400	6,464,568
Starbucks	413,206	30,717,734
Wynn Resorts	32,450	3,871,934
Yum Brands	102,724	10,252,882
		144,739,285
Household Durables–0.31%
DR Horton	112,574	4,658,312
Garmin	39,224	3,386,993
Leggett & Platt	41,536	1,753,650
Lennar Class A	96,743	4,749,114
†Mohawk Industries	21,700	2,737,455
Newell Brands	137,703	2,112,364
PulteGroup	83,941	2,346,990
Whirlpool	21,708	2,884,776
		24,629,654
Household Products–1.66%
Church & Dwight	79,400	5,655,662
Clorox	41,985	6,736,913
Colgate-Palmolive	285,152	19,544,318
Kimberly-Clark	113,831	14,103,661
Procter & Gamble	829,731	86,333,511
		132,374,065
Independent Power and Renewable Electricity Producers–0.10%
AES	217,715	3,936,287
NRG Energy	101,055	4,292,817
		8,229,104
Industrial Conglomerates–1.50%
3M	191,471	39,783,845
General Electric	2,892,483	28,895,905
Honeywell International	243,372	38,676,678
Roper Technologies	33,964	11,614,669
		118,971,097
Insurance–2.33%
Aflac	250,322	12,516,100
Allstate	113,272	10,667,957
American International Group	290,844	12,523,743

LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Aon	79,196	$ 13,518,757
Arthur J. Gallagher & Co.	59,100	4,615,710
Assurant	21,316	2,023,102
†Brighthouse Financial	38,428	1,394,552
Chubb	151,546	21,228,564
Cincinnati Financial	49,775	4,275,672
Everest Re Group	12,900	2,785,884
Hartford Financial Services Group	117,689	5,851,497
✱Lincoln National	71,036	4,169,813
Loews	88,408	4,237,395
Marsh & McLennan	168,469	15,819,239
MetLife	324,415	13,810,347
Principal Financial Group	86,533	4,343,091
Progressive	191,718	13,820,951
Prudential Financial	135,825	12,479,601
Torchmark	35,379	2,899,309
Travelers	87,106	11,947,459
Unum Group	72,311	2,446,281
Willis Towers Watson	42,673	7,495,512
		184,870,536
Interactive Media & Services–4.76%
†Alphabet Class A	99,220	116,771,026
†Alphabet Class C	101,898	119,557,942
†Facebook Class A	792,000	132,018,480
†TripAdvisor	33,834	1,740,759
†Twitter	244,100	8,026,008
		378,114,215
Internet & Direct Marketing Retail–3.59%
†Amazon.com	136,958	243,887,959
†Booking Holdings	14,975	26,130,027
eBay	287,144	10,664,528
Expedia Group	39,249	4,670,631
		285,353,145
IT Services–5.06%
Accenture Class A	211,667	37,257,625
†Akamai Technologies	53,803	3,858,213
Alliance Data Systems	15,600	2,729,688
Automatic Data Processing	143,868	22,981,474
Broadridge Financial Solutions	38,400	3,981,696
Cognizant Technology Solutions Class A	190,416	13,795,639
DXC Technology	92,050	5,919,736
Fidelity National Information Services	107,689	12,179,626
†Fiserv	131,024	11,566,799
†FleetCor Technologies	28,800	7,101,792
†Gartner	29,600	4,489,728
Global Payments	52,026	7,102,590
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
International Business Machines	295,463	$ 41,689,829
Jack Henry & Associates	25,600	3,551,744
Mastercard Class A	299,820	70,592,619
Paychex	104,476	8,378,975
†PayPal Holdings	390,044	40,502,169
Total System Services	53,968	5,127,500
†VeriSign	34,987	6,352,240
Visa Class A	580,528	90,672,668
Western Union	141,287	2,609,571
		402,441,921
Leisure Products–0.06%
Hasbro	38,284	3,254,906
†Mattel	118,368	1,538,784
		4,793,690
Life Sciences Tools & Services–1.05%
Agilent Technologies	104,437	8,394,646
†Illumina	48,300	15,006,327
†IQVIA Holdings	51,600	7,422,660
†Mettler-Toledo International	8,200	5,928,600
PerkinElmer	35,575	3,428,007
Thermo Fisher Scientific	133,753	36,610,871
†Waters	25,416	6,397,462
		83,188,573
Machinery–1.55%
Caterpillar	193,981	26,282,486
Cummins	47,829	7,550,764
Deere & Co.	105,800	16,911,072
Dover	46,851	4,394,624
Flowserve	41,684	1,881,616
Fortive	97,971	8,218,787
Illinois Tool Works	100,119	14,370,080
Ingersoll-Rand	79,675	8,600,916
PACCAR	114,855	7,826,220
Parker-Hannifin	43,482	7,462,381
Pentair	51,694	2,300,900
Snap-on	18,275	2,860,403
Stanley Black & Decker	49,640	6,759,479
Wabtec	43,109	3,177,995
Xylem	58,973	4,661,226
		123,258,949
Media–1.37%
CBS Class B	117,074	5,564,527
†Charter Communications Class A	58,000	20,120,780
Comcast Class A	1,500,544	59,991,749
†Discovery Class A	52,143	1,408,904
†Discovery Class C	118,455	3,011,126
†DISH Network Class A	72,300	2,291,187

LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Fox Class A	115,819	$ 4,251,715
†Fox Class B	53,366	1,914,772
Interpublic Group	123,780	2,600,618
News Class A	135,890	1,690,472
News Class B	38,200	477,118
Omnicom Group	73,897	5,393,742
		108,716,710
Metals & Mining–0.23%
Freeport-McMoRan	476,361	6,140,293
Newmont Mining	175,932	6,293,088
Nucor	103,243	6,024,229
		18,457,610
Multiline Retail–0.50%
Dollar General	86,429	10,310,980
†Dollar Tree	77,683	8,159,822
Kohl's	52,803	3,631,262
Macy's	99,117	2,381,782
Nordstrom	36,011	1,598,168
Target	171,538	13,767,640
		39,849,654
Multi-Utilities–1.08%
Ameren	79,201	5,825,234
CenterPoint Energy	163,435	5,017,454
CMS Energy	93,138	5,172,884
Consolidated Edison	107,312	9,101,131
Dominion Energy	265,852	20,380,214
DTE Energy	59,192	7,383,610
NiSource	120,295	3,447,655
Public Service Enterprise Group	166,189	9,873,288
Sempra Energy	89,988	11,325,890
WEC Energy Group	103,758	8,205,183
		85,732,543
Oil, Gas & Consumable Fuels–4.82%
Anadarko Petroleum	163,327	7,428,112
Apache	125,026	4,333,401
Cabot Oil & Gas	145,796	3,805,276
Chevron	631,034	77,730,768
Cimarex Energy	32,900	2,299,710
Concho Resources	65,800	7,301,168
ConocoPhillips	378,510	25,261,757
Devon Energy	148,614	4,690,258
Diamondback Energy	50,300	5,106,959
EOG Resources	190,702	18,151,016
Exxon Mobil	1,405,010	113,524,808
Hess	85,720	5,162,916
HollyFrontier	51,300	2,527,551
Kinder Morgan	648,981	12,986,110
Marathon Oil	278,229	4,649,207
Marathon Petroleum	227,130	13,593,730
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Noble Energy	163,585	$ 4,045,457
Occidental Petroleum	248,198	16,430,708
ONEOK	135,277	9,447,746
Phillips 66	139,471	13,273,455
Pioneer Natural Resources	56,014	8,529,812
Valero Energy	139,545	11,837,602
Williams	398,018	11,431,077
		383,548,604
Personal Products–0.17%
Coty Class A	158,867	1,826,970
Estee Lauder Class A	71,567	11,847,917
		13,674,887
Pharmaceuticals–4.73%
Allergan	104,203	15,256,361
Bristol-Myers Squibb	543,326	25,922,083
Eli Lilly & Co.	286,228	37,140,945
Johnson & Johnson	884,181	123,599,662
Merck & Co.	854,981	71,108,770
†Mylan	169,905	4,815,108
†Nektar Therapeutics	53,700	1,804,320
Perrigo	43,151	2,078,152
Pfizer	1,841,648	78,214,791
Zoetis	157,921	15,897,907
		375,838,099
Professional Services–0.30%
Equifax	39,418	4,671,033
†IHS Markit	117,900	6,411,402
Nielsen Holdings	116,700	2,762,289
Robert Half International	41,817	2,724,796
Verisk Analytics Class A	54,100	7,195,300
		23,764,820
Real Estate Management & Development–0.06%
†CBRE Group Class A	104,276	5,156,448
		5,156,448
Road & Rail–1.05%
CSX	257,804	19,288,895
JB Hunt Transport Services	28,800	2,917,152
Kansas City Southern	33,138	3,843,345
Norfolk Southern	89,432	16,713,947
Union Pacific	242,202	40,496,174
		83,259,513
Semiconductors & Semiconductor Equipment–3.84%
†Advanced Micro Devices	287,400	7,334,448
Analog Devices	121,656	12,806,727
Applied Materials	323,153	12,816,248
Broadcom	131,585	39,568,925
Intel	1,491,728	80,105,794

LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor	53,521	$ 6,390,943
Lam Research	51,050	9,138,460
Maxim Integrated Products	92,100	4,896,957
Microchip Technology	77,403	6,421,353
†Micron Technology	370,559	15,315,203
NVIDIA	200,510	36,003,576
†Qorvo	41,300	2,962,449
QUALCOMM	398,524	22,727,824
Skyworks Solutions	59,300	4,891,064
Texas Instruments	311,724	33,064,565
Xilinx	83,155	10,543,222
		304,987,758
Software–6.45%
†Adobe Systems	161,900	43,144,731
†ANSYS	27,300	4,987,983
†Autodesk	72,003	11,219,508
†Cadence Design Systems	91,400	5,804,814
Citrix Systems	42,356	4,221,199
†Electronic Arts	99,379	10,099,888
†Fortinet	47,600	3,996,972
Intuit	85,340	22,308,729
Microsoft	2,546,288	300,309,207
Oracle	845,878	45,432,107
†Red Hat	58,103	10,615,418
†salesforce.com	254,036	40,231,681
Symantec	210,025	4,828,475
†Synopsys	48,700	5,607,805
		512,808,517
Specialty Retail–2.36%
Advance Auto Parts	24,000	4,092,720
†AutoZone	8,427	8,630,259
Best Buy	79,977	5,683,166
†CarMax	57,709	4,028,088
Foot Locker	36,800	2,230,080
Gap	75,150	1,967,427
Home Depot	374,785	71,917,494
L Brands	72,043	1,986,946
Lowe's	266,497	29,173,426
†O'Reilly Automotive	26,357	10,234,423
Ross Stores	122,726	11,425,791
Tiffany & Co.	34,515	3,643,058
TJX	412,092	21,927,415
Tractor Supply	39,400	3,851,744
†Ulta Beauty	18,500	6,451,505
		187,243,542
Technology Hardware, Storage & Peripherals–3.98%
Apple	1,486,689	282,396,575
Hewlett Packard Enterprise	468,976	7,236,300
HP	520,276	10,108,963
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
NetApp	82,543	$ 5,723,532
Seagate Technology	85,672	4,102,832
Western Digital	95,134	4,572,140
Xerox	64,996	2,078,572
		316,218,914
Textiles, Apparel & Luxury Goods–0.76%
†Capri Holdings	51,100	2,337,825
Hanesbrands	122,200	2,184,936
NIKE Class B	418,568	35,247,611
PVH	26,133	3,186,920
Ralph Lauren	18,372	2,382,481
Tapestry	96,734	3,142,888
†Under Armour Class A	63,800	1,348,732
†Under Armour Class C	64,252	1,212,435
VF	105,552	9,173,524
		60,217,352
Tobacco–1.02%
Altria Group	623,301	35,796,177
Philip Morris International	516,016	45,610,654
		81,406,831
Trading Companies & Distributors–0.17%
Fastenal	93,603	6,019,609
†United Rentals	27,100	3,096,175
WW Grainger	14,953	4,499,806
		13,615,590
Water Utilities–0.08%
American Water Works	58,600	6,109,636
		6,109,636
Total Common Stock (Cost $3,943,927,947)		7,836,984,518

MONEY MARKET FUND–1.27%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.39%)	100,861,280	100,861,280
Total Money Market Fund (Cost $100,861,280)		100,861,280

	Principal Amount°
SHORT-TERM INVESTMENTS–0.08%
≠U.S. TREASURY OBLIGATIONS–0.08%
∞U.S. Treasury Bill
2.44% 6/20/19	100,000	99,476
2.50% 6/20/19	200,000	198,951

LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
≠U.S. TREASURY OBLIGATIONS (continued)
∞U.S. Treasury Bill (continued)
2.53% 6/20/19	1,000,000	$ 994,758
2.54% 6/20/19	5,000,000	4,973,789
		6,266,974
Total Short-Term Investments (Cost $6,265,471)		6,266,974
TOTAL INVESTMENTS–99.94% (Cost $4,051,054,698)	$7,944,112,772
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	4,724,387
NET ASSETS APPLICABLE TO 414,205,816 SHARES OUTSTANDING–100.00%	$7,948,837,159

† Non-income producing.
✱ Considered an affiliated investment. See Note 3 in "Notes."
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠ The rate shown is the effective yield at the time of purchase.
∞ Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at March 31, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
747	E-mini S&P 500 Index	$105,991,830	$103,958,174	6/21/19	$2,033,656	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA S&P 500 Index Fund–8

LVIP SSGA S&P 500 Index Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA S&P 500 Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$7,796,773,745	$40,210,773	$—	$7,836,984,518
Money Market Fund	100,861,280	—	—	100,861,280
Short-Term Investment	—	6,266,974	—	6,266,974
Total Investments	$7,897,635,025	$46,477,747	$—	$7,944,112,772
Derivatives:

Assets:
Futures Contracts	$2,033,656	$—	$—	$2,033,656
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA S&P 500 Index Fund–9

LVIP SSGA S&P 500 Index Fund
Notes (continued)
3. Transactions with Affiliates
The Fund has investments in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended March 31, 2019 were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/19	Number of Shares 3/31/19	Dividends	Capital Gain Distributions
Common Stock-0.05%@
Insurance-0.05%@
Lincoln National	$3,644,857	$—	$—	$—	$524,956	$4,169,813	71,036	$26,283	$—

@ As a percentage of Net Assets as of March 31, 2019.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA S&P 500 Index Fund–10